Lease Liabilities	6 Months Ended
Jun. 30, 2019
Lease Liabilities [Abstract]
Lease Liabilities

14. LEASE LIABILITIES

Total
As at January 1, 2019 (Note 3)	1,494
Additions	133
Interest Expense (Note 4)	39
Lease Payments	(108)
Foreign Currency Translation and Other	(12)
As at June 30, 2019	1,546
Less: Current Portion	149
Long-Term Portion	1,397

The Company has lease liabilities for contracts related to office space, railcars, barges, storage tanks, caverns, drilling rigs, and other refining and field equipment. Lease terms are negotiated on an individual basis and contain a wide range of different terms and conditions. Discount rates during the six months ended June 30, 2019 were between 3.2 percent and 5.7 percent, depending on the duration of the lease term.

For the periods ended June 30, 2019	Three Months Ended	Six Months Ended
Variable Lease Payments	5	10
Short-Term Lease Payments	4	7

The Company has variable lease payments related to property taxes for real estate contracts. Short-term leases are leases with terms of twelve months or less.

The Company has included extension options in the calculation of finance lease liabilities where the Company has the right to extend a lease term at its discretion and is reasonably certain to exercise the extension option. The Company does not have any significant termination options and the residual amounts are not material.

Undiscounted cash outflows relating to the lease liabilities are:

As at June 30, 2019	Total
Less than 1 Year	223
Years 2 and 3	375
Years 4 and 5	291
Thereafter	1,429
Total (1)	2,318

(1)Includes principal and interest.